Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Derivative instruments	$ 2,859	$ 2,793
Taxation loss carryforwards and disallowed finance costs	47,610	49,298
Vessels and equipment	(4,197)
Vessels and equipment		2,192
Other items	9,494	0
Gross deferred tax assets	55,766	54,283
Valuation allowance	(54,707)	(52,570)
Deferred income tax assets included in other assets	2,826	1,775
Other assets
Operating Loss Carryforwards [Line Items]
Net deferred tax assets	1,059	1,713
Other noncurrent liabilities
Operating Loss Carryforwards [Line Items]
Deferred income tax liabilities included in other long-term liabilities	$ (1,767)	$ (62)